Expense Example - A C I Shares - JPMorgan Hedged Equity 2 Fund	Class A 1 Year	Class A 3 Years	Class C 1 Year	Class C 3 Years	Class I 1 Year	Class I 3 Years
USD ($)	607	798	237	447	61	216